Note 8 - Other Borrowings and Unused Lines of Credit (Detail) - Other Borrowings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other borrowings	$ 138,239,762	$ 136,231,663
Wholesale Repurchase Agreements [Member]
Other borrowings	130,000,000	130,000,000
364-day Revolving Note [Member]
Other borrowings	5,600,000	3,600,000
Series A Subordinated Notes [Member]
Other borrowings	$ 2,639,762	$ 2,631,663